Financial Assets and Financial Liabilities (Trade and Other Receivables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	¥ 82,044	¥ 386,517
Less: impairment provision	(54)	(37)
Trade receivables	81,990	386,480
Bills receivable	0	1,090,479
Amounts due from related parties excluded prepayments	2,219,007	1,953,471
Subtotal	2,300,997	3,430,430
Other receivables	105,803	83,551
Trade and other current receivables	¥ 2,406,800	¥ 3,513,981